Interest bearing loans and borrowings - Interest bearing loans and borrowings (Details) - CAD ($) $ in Thousands	Oct. 31, 2024	Oct. 31, 2023	Aug. 15, 2022
Disclosure of detailed information about borrowings [line items]
Interest bearing loans and borrowings	$ 12,891	$ 16,141
Connect First loan
Disclosure of detailed information about borrowings [line items]
Interest bearing loans and borrowings	$ 12,891	$ 16,141	$ 19,000